Income Taxes (Details)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Taxes (Details)
Book income at federal statutory rate	21.00%	28.19%
State income tax, net of federal tax benefit	6.64%	6.02%
Change in valuation allowance	(43.68%)	13.50%
Research and development credit	5.00%	6.95%
Permanent difference	1.05%
Change in Federal Statutory Rate		(54.66%)
Others - net	9.99%
Total	0.00%	0.00%